4. STOCKHOLDERS' EQUITY (Details - Stock based compensation) - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Stock based compensation expense	$ 263,326	$ 52,341
Cost of Goods Sold [Member]
Stock based compensation expense	11,233	8,669
Research and Development Expenses [Member]
Stock based compensation expense	20,398	15,423
Selling, General and Administrative Expenses [Member]
Stock based compensation expense	$ 231,695	$ 28,249